Amount due to director (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Amount Due To Director
Schedule of Amount Due From Director	Amount due from director consisted of the following:
	As of December 31,
	2023	2024
	S$’000	S$’000

Amount due to director	-	1,129